Shareholder Report	12 Months Ended
	Apr. 30, 2025 USD ($) Holding	Apr. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	UBS Series Funds
Entity Central Index Key	0001060517
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000248938
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Government Money Market Fund
Class Name	Institutional Shares
Trading Symbol	CFYXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cantor Fitzgerald Government Money Market Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cantormmf.com/documents.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional SharesFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 401,694,243
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 71,250
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$401,694,243
# of Master Fund Portfolio Holdings	76
Total Advisory Fees Paid (includes Administration Fees)	$71,250
Seven-day current yield after fee waiversFootnote Reference1	4.20%
Seven-day effective yield after fee waiversFootnote Reference1	4.28%
Seven-day current yield before fee waiversFootnote Reference1	3.93%
Seven-day effective yield before fee waiversFootnote Reference1	4.01%
Weighted average maturityFootnote Reference2	19 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	15.2%
Repurchase agreements	33.2%
U.S. treasury obligations	47.7%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement., 4.370%, due 05/01/25	19.9%
JPMorgan Securities LLC Repurchase Agreement, 4.380%, due 05/01/25	8.3
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.4
U.S. Treasury Floating Rate Notes, 4.516%, due 05/01/25	2.9
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	2.8

Material Fund Change [Text Block]
C000246985
Shareholder Report [Line Items]
Fund Name	Cantor Fitzgerald Government Money Market Fund
Class Name	Investor Shares
Trading Symbol	CFGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Cantor Fitzgerald Government Money Market Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.cantormmf.com/documents.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor SharesFootnote Reference1	$31	0.30%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
AssetsNet	$ 401,694,243
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 71,250
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$401,694,243
# of Master Fund Portfolio Holdings	76
Total Advisory Fees Paid (includes Administration Fees)	$71,250
Seven-day current yield after fee waiversFootnote Reference1	4.08%
Seven-day effective yield after fee waiversFootnote Reference1	4.16%
Seven-day current yield before fee waiversFootnote Reference1	3.84%
Seven-day effective yield before fee waiversFootnote Reference1	3.92%
Weighted average maturityFootnote Reference2	19 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	15.2%
Repurchase agreements	33.2%
U.S. treasury obligations	47.7%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement., 4.370%, due 05/01/25	19.9%
JPMorgan Securities LLC Repurchase Agreement, 4.380%, due 05/01/25	8.3
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.4
U.S. Treasury Floating Rate Notes, 4.516%, due 05/01/25	2.9
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	2.8

Material Fund Change [Text Block]
C000176976
Shareholder Report [Line Items]
Fund Name	Limited Purpose Cash Investment Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Limited Purpose Cash Investment Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lpcif.com. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Purpose Cash Investment Fund	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Material Change Date		Apr. 30, 2024
AssetsNet	$ 8,636,918,669
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 3,367,964
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$8,636,918,669
# of Portfolio Holdings	62
Total Advisory Fees Paid (includes Administration Fees)	$3,367,964
Seven-day current yield after fee waiversFootnote Reference1	4.32%
Seven-day effective yield after fee waiversFootnote Reference1	4.41%
Seven-day current yield before fee waiversFootnote Reference1	4.26%
Seven-day effective yield before fee waiversFootnote Reference1	4.35%
Weighted average maturityFootnote Reference2	14 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	The Fund is actively managed, and its weighted average maturity will differ over time.

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	8.7%
U.S. treasury obligations	35.2%
Repurchase agreements	57.1%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.370%, due 05/01/25	20.8%
Bank of America Repurchase Agreement, 4.360%, due 05/01/25	13.1
JPMorgan Securities LLC Repurchase Agreement, 4.370%, due 05/01/25	11.6
Bank of America Repurchase Agreement, 4.370%, due 05/01/25	11.6
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	2.7

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended April 30, 2024.

Effective August 27, 2024, Limited Purpose Cash Investment Fund converted to operate as a government money market fund. As a result, the Fund adopted a new investment policy to invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash or government securities. As a consequence, the principal risks of investing in the Fund were reduced as compared to the wider array of potential investment risks that applied before the Fund’s conversion.

Material Fund Change Risks Change [Text Block]

Effective August 27, 2024, Limited Purpose Cash Investment Fund converted to operate as a government money market fund. As a result, the Fund adopted a new investment policy to invest at least 99.5% of its total assets in cash, government securities and/or repurchase agreements that are collateralized fully by cash or government securities. As a consequence, the principal risks of investing in the Fund were reduced as compared to the wider array of potential investment risks that applied before the Fund’s conversion.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended April 30, 2024.
C000007336
Shareholder Report [Line Items]
Fund Name	UBS Liquid Assets Government Fund
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Liquid Assets Government Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Liquid Assets Government Fund	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
AssetsNet	$ 1,081,219,814
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$1,081,219,814
# of Portfolio Holdings	39
Total Advisory Fees Paid (includes Administration Fees)	$0
Seven-day current yield after fee waiversFootnote Reference1	4.29%
Seven-day effective yield after fee waiversFootnote Reference1	4.39%
Seven-day current yield before fee waiversFootnote Reference1	4.27%
Seven-day effective yield before fee waiversFootnote Reference1	4.37%
Weighted average maturityFootnote Reference2	16 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	The Fund is actively managed, and its weighted average maturity will differ over time.

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	6.3%
U.S. treasury obligations	33.3%
Repurchase agreements	61.8%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.370%, due 05/01/25	47.9%
MUFG Securities Americas, Inc. Repurchase Agreement, 4.380%, due 05/01/25	13.9
U.S. Treasury Bills, 4.467%, due 05/22/25	2.7
U.S. Treasury Bills, 4.325%, due 05/08/25	2.1
U.S. Treasury Bills, 4.330%, due 05/22/25	2.1

Material Fund Change [Text Block]
C000164453
Shareholder Report [Line Items]
Fund Name	UBS Prime Preferred Fund
Trading Symbol	UPPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Prime Preferred Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Prime Preferred FundFootnote Reference1	$14	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
AssetsNet	$ 10,789,219,151
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 13,474,652
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$10,789,219,151
# of Master Fund Portfolio Holdings	171
Total Advisory Fees Paid (includes Administration Fees)	$13,474,652
Seven-day current yield after fee waiversFootnote Reference1	4.35%
Seven-day effective yield after fee waiversFootnote Reference1	4.44%
Seven-day current yield before fee waiversFootnote Reference1	4.31%
Seven-day effective yield before fee waiversFootnote Reference1	4.40%
Weighted average maturityFootnote Reference2	17 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Time deposits	3.6%
Certificates of deposit	12.3%
Repurchase agreements	37.8%
Commercial paper	45.5%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.370%, due 05/01/25	26.0%
Barclays Bank PLC Repurchase Agreement, 4.370%, due 05/01/25	8.8
ABN AMRO Bank NV, 4.310%, due 05/01/25	2.6
Erste Finance Delaware LLC, 4.330%, due 05/07/25	1.9
Federation des Caisses Desjardins du Quebec, 4.350%, due 05/07/25	1.6

Material Fund Change [Text Block]
C000164452
Shareholder Report [Line Items]
Fund Name	UBS Prime Reserves Fund
Trading Symbol	UPRXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Prime Reserves Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Prime Reserves FundFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 14,167,232,352
Holdings Count | Holding	171
Advisory Fees Paid, Amount	$ 21,646,124
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$14,167,232,352
# of Master Fund Portfolio Holdings	171
Total Advisory Fees Paid (includes Administration Fees)	$21,646,124
Seven-day current yieldFootnote Reference1	4.31%
Seven-day effective yieldFootnote Reference1	4.40%
Weighted average maturityFootnote Reference2	17 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Time deposits	3.6%
Certificates of deposit	12.3%
Repurchase agreements	37.8%
Commercial paper	45.5%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.370%, due 05/01/25	26.0%
Barclays Bank PLC Repurchase Agreement, 4.370%, due 05/01/25	8.8
ABN AMRO Bank NV, 4.310%, due 05/01/25	2.6
Erste Finance Delaware LLC, 4.330%, due 05/07/25	1.9
Federation des Caisses Desjardins du Quebec, 4.350%, due 05/07/25	1.6

Material Fund Change [Text Block]
C000248579
Shareholder Report [Line Items]
Fund Name	UBS Select 100% US Treasury Institutional Fund
Trading Symbol	SIOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Select 100% US Treasury Institutional Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select 100% US Treasury Institutional FundFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 6,347,614,434
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 5,800,304
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$6,347,614,434
# of Master Fund Portfolio Holdings	77
Total Advisory Fees Paid (includes Administration Fees)	$5,800,304
Seven-day current yield after fee waiversFootnote Reference1	4.14%
Seven-day effective yield after fee waiversFootnote Reference1	4.22%
Seven-day current yield before fee waiversFootnote Reference1	4.05%
Seven-day effective yield before fee waiversFootnote Reference1	4.13%
Weighted average maturityFootnote Reference2	24 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]
Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

U.S. Treasury Bills, 4.264%, due 06/03/25	4.0%
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	3.8
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.6
U.S. Treasury Bills, 4.325%, due 05/15/25	3.4
U.S. Treasury Bills, 4.310%, due 05/08/25	3.4

C000248580
Shareholder Report [Line Items]
Fund Name	UBS Select 100% US Treasury Preferred Fund
Class Name	Class P
Trading Symbol	STAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Select 100% US Treasury Preferred Fund for the period of June 28, 2024 (commencement of operations) to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class PFootnote Reference1	$12	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund. Expenses shown are for the period June 28, 2024 through April 30, 2025 and would be higher for a full twelve month reporting period.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.14%
AssetsNet	$ 3,568,404,545
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,940,514
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$3,568,404,545
# of Master Fund Portfolio Holdings	77
Total Advisory Fees Paid (includes Administration Fees)	$2,940,514
Seven-day current yield after fee waiversFootnote Reference1	4.18%
Seven-day effective yield after fee waiversFootnote Reference1	4.27%
Seven-day current yield before fee waiversFootnote Reference1	4.07%
Seven-day effective yield before fee waiversFootnote Reference1	4.15%
Weighted average maturityFootnote Reference2	24 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]
Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

U.S. Treasury Bills, 4.264%, due 06/03/25	4.0%
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	3.8
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.6
U.S. Treasury Bills, 4.325%, due 05/15/25	3.4
U.S. Treasury Bills, 4.310%, due 05/08/25	3.4

C000250059
Shareholder Report [Line Items]
Fund Name	UBS Select 100% US Treasury Preferred Fund
Class Name	Class T
Trading Symbol	SOPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Select 100% US Treasury Preferred Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class TFootnote Reference1	$14	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
AssetsNet	$ 3,568,404,545
Holdings Count | Holding	77
Advisory Fees Paid, Amount	$ 2,940,514
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$3,568,404,545
# of Master Fund Portfolio Holdings	77
Total Advisory Fees Paid (includes Administration Fees)	$2,940,514
Seven-day current yield after fee waiversFootnote Reference1	4.18%
Seven-day effective yield after fee waiversFootnote Reference1	4.27%
Seven-day current yield before fee waiversFootnote Reference1	4.08%
Seven-day effective yield before fee waiversFootnote Reference1	4.16%
Weighted average maturityFootnote Reference2	24 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]
Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

U.S. Treasury Bills, 4.264%, due 06/03/25	4.0%
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	3.8
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.6
U.S. Treasury Bills, 4.325%, due 05/15/25	3.4
U.S. Treasury Bills, 4.310%, due 05/08/25	3.4

C000167199
Shareholder Report [Line Items]
Fund Name	UBS Select Government Institutional Fund
Trading Symbol	SEGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Select Government Institutional Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Government Institutional FundFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 9,007,523,968
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 16,297,280
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$9,007,523,968
# of Master Fund Portfolio Holdings	76
Total Advisory Fees Paid (includes Administration Fees)	$16,297,280
Seven-day current yieldFootnote Reference1	4.20%
Seven-day effective yieldFootnote Reference1	4.29%
Weighted average maturityFootnote Reference2	19 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	15.2%
Repurchase agreements	33.2%
U.S. treasury obligations	47.7%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement., 4.370%, due 05/01/25	19.9%
JPMorgan Securities LLC Repurchase Agreement, 4.380%, due 05/01/25	8.3
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.4
U.S. Treasury Floating Rate Notes, 4.516%, due 05/01/25	2.9
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	2.8

Material Fund Change [Text Block]
C000167200
Shareholder Report [Line Items]
Fund Name	UBS Select Government Preferred Fund
Trading Symbol	SGPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Select Government Preferred Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Government Preferred FundFootnote Reference1	$14	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
AssetsNet	$ 13,293,965,328
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 21,690,149
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$13,293,965,328
# of Master Fund Portfolio Holdings	76
Total Advisory Fees Paid (includes Administration Fees)	$21,690,149
Seven-day current yield after fee waiversFootnote Reference1	4.24%
Seven-day effective yield after fee waiversFootnote Reference1	4.33%
Seven-day current yield before fee waiversFootnote Reference1	4.20%
Seven-day effective yield before fee waiversFootnote Reference1	4.29%
Weighted average maturityFootnote Reference2	19 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	15.2%
Repurchase agreements	33.2%
U.S. treasury obligations	47.7%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement., 4.370%, due 05/01/25	19.9%
JPMorgan Securities LLC Repurchase Agreement, 4.380%, due 05/01/25	8.3
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.4
U.S. Treasury Floating Rate Notes, 4.516%, due 05/01/25	2.9
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	2.8

Material Fund Change [Text Block]
C000007334
Shareholder Report [Line Items]
Fund Name	UBS Select Treasury Institutional Fund
Trading Symbol	SETXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Select Treasury Institutional Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Treasury Institutional FundFootnote Reference1	$18	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
AssetsNet	$ 17,533,514,776
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 32,930,759
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$17,533,514,776
# of Master Fund Portfolio Holdings	36
Total Advisory Fees Paid (includes Administration Fees)	$32,930,759
Seven-day current yieldFootnote Reference1	4.20%
Seven-day effective yieldFootnote Reference1	4.28%
Weighted average maturityFootnote Reference2	13 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Repurchase agreements	45.4%
U.S. treasury obligations	52.4%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.370%, due 05/01/25	41.8%
U.S. Treasury Floating Rate Notes, 4.516%, due 05/01/25	4.8
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.9
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	3.6
U.S. Treasury Floating Rate Notes, 4.453%, due 05/01/25	3.0

Material Fund Change [Text Block]
C000051800
Shareholder Report [Line Items]
Fund Name	UBS Select Treasury Preferred Fund
Trading Symbol	STPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Select Treasury Preferred Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Treasury Preferred FundFootnote Reference1	$14	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
AssetsNet	$ 22,561,595,045
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 30,843,258
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$22,561,595,045
# of Master Fund Portfolio Holdings	36
Total Advisory Fees Paid (includes Administration Fees)	$30,843,258
Seven-day current yield after fee waiversFootnote Reference1	4.24%
Seven-day effective yield after fee waiversFootnote Reference1	4.32%
Seven-day current yield before fee waiversFootnote Reference1	4.20%
Seven-day effective yield before fee waiversFootnote Reference1	4.28%
Weighted average maturityFootnote Reference2	13 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Repurchase agreements	45.4%
U.S. treasury obligations	52.4%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.370%, due 05/01/25	41.8%
U.S. Treasury Floating Rate Notes, 4.516%, due 05/01/25	4.8
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.9
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	3.6
U.S. Treasury Floating Rate Notes, 4.453%, due 05/01/25	3.0

Material Fund Change [Text Block]
C000200717
Shareholder Report [Line Items]
Fund Name	UBS Ultra Short Income Fund
Class Name	Class A
Trading Symbol	USIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

The Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds interest rate target range by 1% in 2024, starting in September, and maintained that policy through the end of April 2025. The front-end of the Treasury securities yield curve (as measured by the differential between 2 year and 3 month Treasuries) was inverted over most of the reporting period, with the exception of the curve becoming around flat in the December 2024-February 2025 period.

What worked:

• Overall duration positioning was additive to performance over the reporting period relative to the benchmark.

• Overall allocation to credit instruments (Corporates, Asset Backed Securities (“ABS”), Commercial Paper, and Certificates of Deposit) were additive to performance over the reporting period relative to the benchmark.

What didn’t work:

• Given the interest rate environment over the past year, if the portfolio’s overall duration had been positioned longer, overall performance may have been higher.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	ICE BofA 3 Month US Treasury Bill Index	Bloomberg US Aggregate Bond Index
5/29/2018	$10,000	$10,000	$10,000
5/31/2018	$10,001	$10,001	$9,970
6/30/2018	$10,019	$10,018	$9,957
7/31/2018	$10,038	$10,033	$9,960
8/31/2018	$10,058	$10,052	$10,024
9/30/2018	$10,076	$10,067	$9,959
10/31/2018	$10,096	$10,084	$9,880
11/30/2018	$10,106	$10,105	$9,939
12/31/2018	$10,107	$10,124	$10,122
1/31/2019	$10,150	$10,144	$10,230
2/28/2019	$10,181	$10,162	$10,224
3/31/2019	$10,203	$10,184	$10,420
4/30/2019	$10,235	$10,204	$10,423
5/31/2019	$10,257	$10,227	$10,608
6/30/2019	$10,278	$10,249	$10,741
7/31/2019	$10,299	$10,268	$10,764
8/31/2019	$10,318	$10,289	$11,043
9/30/2019	$10,337	$10,307	$10,985
10/31/2019	$10,355	$10,327	$11,018
11/30/2019	$10,372	$10,340	$11,012
12/31/2019	$10,389	$10,355	$11,004
1/31/2020	$10,416	$10,368	$11,216
2/29/2020	$10,431	$10,384	$11,418
3/31/2020	$10,278	$10,414	$11,351
4/30/2020	$10,384	$10,415	$11,553
5/31/2020	$10,425	$10,415	$11,606
6/30/2020	$10,454	$10,416	$11,679
7/31/2020	$10,459	$10,418	$11,854
8/31/2020	$10,463	$10,419	$11,758
9/30/2020	$10,466	$10,420	$11,752
10/31/2020	$10,468	$10,422	$11,699
11/30/2020	$10,471	$10,422	$11,814
12/31/2020	$10,473	$10,424	$11,830
1/31/2021	$10,475	$10,425	$11,746
2/28/2021	$10,477	$10,425	$11,576
3/31/2021	$10,468	$10,426	$11,431
4/30/2021	$10,469	$10,426	$11,522
5/31/2021	$10,480	$10,427	$11,559
6/30/2021	$10,472	$10,426	$11,641
7/31/2021	$10,473	$10,427	$11,771
8/31/2021	$10,474	$10,427	$11,748
9/30/2021	$10,475	$10,428	$11,647
10/31/2021	$10,465	$10,427	$11,643
11/30/2021	$10,456	$10,428	$11,678
12/31/2021	$10,459	$10,429	$11,648
1/31/2022	$10,450	$10,428	$11,397
2/28/2022	$10,431	$10,430	$11,270
3/31/2022	$10,402	$10,433	$10,957
4/30/2022	$10,394	$10,434	$10,541
5/31/2022	$10,401	$10,441	$10,609
6/30/2022	$10,360	$10,444	$10,443
7/31/2022	$10,373	$10,449	$10,698
8/31/2022	$10,391	$10,466	$10,395
9/30/2022	$10,358	$10,493	$9,946
10/31/2022	$10,340	$10,509	$9,817
11/30/2022	$10,389	$10,544	$10,178
12/31/2022	$10,439	$10,582	$10,133
1/31/2023	$10,505	$10,615	$10,444
2/28/2023	$10,539	$10,650	$10,174
3/31/2023	$10,555	$10,696	$10,433
4/30/2023	$10,606	$10,730	$10,496
5/31/2023	$10,649	$10,773	$10,382
6/30/2023	$10,703	$10,822	$10,345
7/31/2023	$10,758	$10,866	$10,337
8/31/2023	$10,804	$10,915	$10,271
9/30/2023	$10,850	$10,965	$10,010
10/31/2023	$10,909	$11,014	$9,852
11/30/2023	$10,967	$11,064	$10,299
12/31/2023	$11,025	$11,116	$10,693
1/31/2024	$11,073	$11,164	$10,663
2/29/2024	$11,119	$11,210	$10,513
3/31/2024	$11,168	$11,260	$10,610
4/30/2024	$11,204	$11,309	$10,342
5/31/2024	$11,252	$11,363	$10,517
6/30/2024	$11,300	$11,410	$10,617
7/31/2024	$11,361	$11,461	$10,865
8/31/2024	$11,421	$11,517	$11,021
9/30/2024	$11,481	$11,567	$11,168
10/31/2024	$11,516	$11,611	$10,891
11/30/2024	$11,563	$11,656	$11,007
12/31/2024	$11,609	$11,703	$10,826
1/31/2025	$11,655	$11,746	$10,884
2/28/2025	$11,698	$11,784	$11,123
3/31/2025	$11,742	$11,824	$11,128
4/30/2025	$11,774	$11,865	$11,171

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/29/18
Class A	5.09%	2.54%	2.39%
ICE BofA 3 Month US Treasury Bill Index	4.91%	2.64%	2.50%
Bloomberg US Aggregate Bond Index	8.02%	(0.67%)	1.61%

Performance Inception Date	May 29, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 317,158,361
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 456,892
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$317,158,361
# of Portfolio Holdings	144
Portfolio Turnover Rate	84%
Total Advisory Fees Paid (includes Administration Fees)	$456,892

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
Short-Term Investments	0.4%
Asset-backed securities	15.3%
Commercial paper	20.4%
Corporate bonds	63.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

General Motors Financial Co., Inc., 4.580%, due 05/01/25	4.4%
Dow Chemical Co., 4.560%, due 05/05/25	1.9
Bank of Nova Scotia, 4.750%, due 02/02/26	1.6
Ford Credit Auto Lease Trust, Class C, 5.540%, due 12/15/26	1.6
Mondelez International, Inc., 4.660%, due 05/21/25	1.6

Material Fund Change [Text Block]
C000200719
Shareholder Report [Line Items]
Fund Name	UBS Ultra Short Income Fund
Class Name	Class I
Trading Symbol	USDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

The Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds interest rate target range by 1% in 2024, starting in September, and maintained that policy through the end of April 2025. The front-end of the Treasury securities yield curve (as measured by the differential between 2 year and 3 month Treasuries) was inverted over most of the reporting period, with the exception of the curve becoming around flat in the December 2024-February 2025 period.

What worked:

• Overall duration positioning was additive to performance over the reporting period relative to the benchmark.

• Overall allocation to credit instruments (Corporates, Asset Backed Securities (“ABS”), Commercial Paper, and Certificates of Deposit) were additive to performance over the reporting period relative to the benchmark.

What didn’t work:

• Given the interest rate environment over the past year, if the portfolio’s overall duration had been positioned longer, overall performance may have been higher.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class I	ICE BofA 3 Month US Treasury Bill Index	Bloomberg US Aggregate Bond Index
5/29/2018	$10,000	$10,000	$10,000
5/31/2018	$10,001	$10,001	$9,970
6/30/2018	$10,011	$10,018	$9,957
7/31/2018	$10,031	$10,033	$9,960
8/31/2018	$10,051	$10,052	$10,024
9/30/2018	$10,071	$10,067	$9,959
10/31/2018	$10,091	$10,084	$9,880
11/30/2018	$10,102	$10,105	$9,939
12/31/2018	$10,105	$10,124	$10,122
1/31/2019	$10,148	$10,144	$10,230
2/28/2019	$10,180	$10,162	$10,224
3/31/2019	$10,204	$10,184	$10,420
4/30/2019	$10,226	$10,204	$10,423
5/31/2019	$10,259	$10,227	$10,608
6/30/2019	$10,282	$10,249	$10,741
7/31/2019	$10,303	$10,268	$10,764
8/31/2019	$10,324	$10,289	$11,043
9/30/2019	$10,344	$10,307	$10,985
10/31/2019	$10,363	$10,327	$11,018
11/30/2019	$10,391	$10,340	$11,012
12/31/2019	$10,409	$10,355	$11,004
1/31/2020	$10,427	$10,368	$11,216
2/29/2020	$10,443	$10,384	$11,418
3/31/2020	$10,291	$10,414	$11,351
4/30/2020	$10,398	$10,415	$11,553
5/31/2020	$10,440	$10,415	$11,606
6/30/2020	$10,470	$10,416	$11,679
7/31/2020	$10,476	$10,418	$11,854
8/31/2020	$10,481	$10,419	$11,758
9/30/2020	$10,485	$10,420	$11,752
10/31/2020	$10,489	$10,422	$11,699
11/30/2020	$10,492	$10,422	$11,814
12/31/2020	$10,485	$10,424	$11,830
1/31/2021	$10,488	$10,425	$11,746
2/28/2021	$10,491	$10,425	$11,576
3/31/2021	$10,483	$10,426	$11,431
4/30/2021	$10,485	$10,426	$11,522
5/31/2021	$10,487	$10,427	$11,559
6/30/2021	$10,490	$10,426	$11,641
7/31/2021	$10,492	$10,427	$11,771
8/31/2021	$10,494	$10,427	$11,748
9/30/2021	$10,496	$10,428	$11,647
10/31/2021	$10,488	$10,427	$11,643
11/30/2021	$10,490	$10,428	$11,678
12/31/2021	$10,483	$10,429	$11,648
1/31/2022	$10,475	$10,428	$11,397
2/28/2022	$10,458	$10,430	$11,270
3/31/2022	$10,429	$10,433	$10,957
4/30/2022	$10,422	$10,434	$10,541
5/31/2022	$10,420	$10,441	$10,609
6/30/2022	$10,380	$10,444	$10,443
7/31/2022	$10,394	$10,449	$10,698
8/31/2022	$10,413	$10,466	$10,395
9/30/2022	$10,381	$10,493	$9,946
10/31/2022	$10,363	$10,509	$9,817
11/30/2022	$10,414	$10,544	$10,178
12/31/2022	$10,465	$10,582	$10,133
1/31/2023	$10,543	$10,615	$10,444
2/28/2023	$10,567	$10,650	$10,174
3/31/2023	$10,585	$10,696	$10,433
4/30/2023	$10,636	$10,730	$10,496
5/31/2023	$10,692	$10,773	$10,382
6/30/2023	$10,736	$10,822	$10,345
7/31/2023	$10,792	$10,866	$10,337
8/31/2023	$10,839	$10,915	$10,271
9/30/2023	$10,886	$10,965	$10,010
10/31/2023	$10,947	$11,014	$9,852
11/30/2023	$11,006	$11,064	$10,299
12/31/2023	$11,065	$11,116	$10,693
1/31/2024	$11,115	$11,164	$10,663
2/29/2024	$11,163	$11,210	$10,513
3/31/2024	$11,212	$11,260	$10,610
4/30/2024	$11,250	$11,309	$10,342
5/31/2024	$11,300	$11,363	$10,517
6/30/2024	$11,349	$11,410	$10,617
7/31/2024	$11,411	$11,461	$10,865
8/31/2024	$11,473	$11,517	$11,021
9/30/2024	$11,533	$11,567	$11,168
10/31/2024	$11,571	$11,611	$10,891
11/30/2024	$11,618	$11,656	$11,007
12/31/2024	$11,666	$11,703	$10,826
1/31/2025	$11,714	$11,746	$10,884
2/28/2025	$11,757	$11,784	$11,123
3/31/2025	$11,803	$11,824	$11,128
4/30/2025	$11,836	$11,865	$11,171

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/29/18
Class I	5.22%	2.63%	2.47%
ICE BofA 3 Month US Treasury Bill Index	4.91%	2.64%	2.50%
Bloomberg US Aggregate Bond Index	8.02%	(0.67%)	1.61%

Performance Inception Date	May 29, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 317,158,361
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 456,892
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$317,158,361
# of Portfolio Holdings	144
Portfolio Turnover Rate	84%
Total Advisory Fees Paid (includes Administration Fees)	$456,892

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
Short-Term Investments	0.4%
Asset-backed securities	15.3%
Commercial paper	20.4%
Corporate bonds	63.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

General Motors Financial Co., Inc., 4.580%, due 05/01/25	4.4%
Dow Chemical Co., 4.560%, due 05/05/25	1.9
Bank of Nova Scotia, 4.750%, due 02/02/26	1.6
Ford Credit Auto Lease Trust, Class C, 5.540%, due 12/15/26	1.6
Mondelez International, Inc., 4.660%, due 05/21/25	1.6

Material Fund Change [Text Block]
C000200718
Shareholder Report [Line Items]
Fund Name	UBS Ultra Short Income Fund
Class Name	Class P
Trading Symbol	USIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

The Federal Reserve Open Market Committee (“FOMC”) lowered the Federal Funds interest rate target range by 1% in 2024, starting in September, and maintained that policy through the end of April 2025. The front-end of the Treasury securities yield curve (as measured by the differential between 2 year and 3 month Treasuries) was inverted over most of the reporting period, with the exception of the curve becoming around flat in the December 2024-February 2025 period.

What worked:

• Overall duration positioning was additive to performance over the reporting period relative to the benchmark.

• Overall allocation to credit instruments (Corporates, Asset Backed Securities (“ABS”), Commercial Paper, and Certificates of Deposit) were additive to performance over the reporting period relative to the benchmark.

What didn’t work:

• Given the interest rate environment over the past year, if the portfolio’s overall duration had been positioned longer, overall performance may have been higher.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	ICE BofA 3 Month US Treasury Bill Index	Bloomberg US Aggregate Bond Index
5/29/2018	$10,000	$10,000	$10,000
5/31/2018	$10,001	$10,001	$9,970
6/30/2018	$10,011	$10,018	$9,957
7/31/2018	$10,030	$10,033	$9,960
8/31/2018	$10,051	$10,052	$10,024
9/30/2018	$10,070	$10,067	$9,959
10/31/2018	$10,090	$10,084	$9,880
11/30/2018	$10,101	$10,105	$9,939
12/31/2018	$10,103	$10,124	$10,122
1/31/2019	$10,147	$10,144	$10,230
2/28/2019	$10,178	$10,162	$10,224
3/31/2019	$10,202	$10,184	$10,420
4/30/2019	$10,224	$10,204	$10,423
5/31/2019	$10,257	$10,227	$10,608
6/30/2019	$10,279	$10,249	$10,741
7/31/2019	$10,301	$10,268	$10,764
8/31/2019	$10,322	$10,289	$11,043
9/30/2019	$10,341	$10,307	$10,985
10/31/2019	$10,360	$10,327	$11,018
11/30/2019	$10,378	$10,340	$11,012
12/31/2019	$10,395	$10,355	$11,004
1/31/2020	$10,423	$10,368	$11,216
2/29/2020	$10,439	$10,384	$11,418
3/31/2020	$10,287	$10,414	$11,351
4/30/2020	$10,394	$10,415	$11,553
5/31/2020	$10,436	$10,415	$11,606
6/30/2020	$10,465	$10,416	$11,679
7/31/2020	$10,472	$10,418	$11,854
8/31/2020	$10,476	$10,419	$11,758
9/30/2020	$10,480	$10,420	$11,752
10/31/2020	$10,484	$10,422	$11,699
11/30/2020	$10,487	$10,422	$11,814
12/31/2020	$10,490	$10,424	$11,830
1/31/2021	$10,493	$10,425	$11,746
2/28/2021	$10,496	$10,425	$11,576
3/31/2021	$10,487	$10,426	$11,431
4/30/2021	$10,490	$10,426	$11,522
5/31/2021	$10,502	$10,427	$11,559
6/30/2021	$10,494	$10,426	$11,641
7/31/2021	$10,496	$10,427	$11,771
8/31/2021	$10,498	$10,427	$11,748
9/30/2021	$10,500	$10,428	$11,647
10/31/2021	$10,491	$10,427	$11,643
11/30/2021	$10,483	$10,428	$11,678
12/31/2021	$10,486	$10,429	$11,648
1/31/2022	$10,478	$10,428	$11,397
2/28/2022	$10,460	$10,430	$11,270
3/31/2022	$10,431	$10,433	$10,957
4/30/2022	$10,425	$10,434	$10,541
5/31/2022	$10,433	$10,441	$10,609
6/30/2022	$10,392	$10,444	$10,443
7/31/2022	$10,407	$10,449	$10,698
8/31/2022	$10,425	$10,466	$10,395
9/30/2022	$10,393	$10,493	$9,946
10/31/2022	$10,375	$10,509	$9,817
11/30/2022	$10,426	$10,544	$10,178
12/31/2022	$10,476	$10,582	$10,133
1/31/2023	$10,544	$10,615	$10,444
2/28/2023	$10,579	$10,650	$10,174
3/31/2023	$10,596	$10,696	$10,433
4/30/2023	$10,647	$10,730	$10,496
5/31/2023	$10,692	$10,773	$10,382
6/30/2023	$10,747	$10,822	$10,345
7/31/2023	$10,803	$10,866	$10,337
8/31/2023	$10,850	$10,915	$10,271
9/30/2023	$10,897	$10,965	$10,010
10/31/2023	$10,957	$11,014	$9,852
11/30/2023	$11,016	$11,064	$10,299
12/31/2023	$11,075	$11,116	$10,693
1/31/2024	$11,125	$11,164	$10,663
2/29/2024	$11,172	$11,210	$10,513
3/31/2024	$11,211	$11,260	$10,610
4/30/2024	$11,259	$11,309	$10,342
5/31/2024	$11,309	$11,363	$10,517
6/30/2024	$11,358	$11,410	$10,617
7/31/2024	$11,420	$11,461	$10,865
8/31/2024	$11,482	$11,517	$11,021
9/30/2024	$11,542	$11,567	$11,168
10/31/2024	$11,579	$11,611	$10,891
11/30/2024	$11,627	$11,656	$11,007
12/31/2024	$11,675	$11,703	$10,826
1/31/2025	$11,722	$11,746	$10,884
2/28/2025	$11,765	$11,784	$11,123
3/31/2025	$11,811	$11,824	$11,128
4/30/2025	$11,844	$11,865	$11,171

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 5/29/18
Class P	5.20%	2.65%	2.48%
ICE BofA 3 Month US Treasury Bill Index	4.91%	2.64%	2.50%
Bloomberg US Aggregate Bond Index	8.02%	(0.67%)	1.61%

Performance Inception Date	May 29, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 317,158,361
Holdings Count | Holding	144
Advisory Fees Paid, Amount	$ 456,892
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$317,158,361
# of Portfolio Holdings	144
Portfolio Turnover Rate	84%
Total Advisory Fees Paid (includes Administration Fees)	$456,892

Holdings [Text Block]

Portfolio Composition (% of Net Assets)

Value	Value
Short-Term Investments	0.4%
Asset-backed securities	15.3%
Commercial paper	20.4%
Corporate bonds	63.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

General Motors Financial Co., Inc., 4.580%, due 05/01/25	4.4%
Dow Chemical Co., 4.560%, due 05/05/25	1.9
Bank of Nova Scotia, 4.750%, due 02/02/26	1.6
Ford Credit Auto Lease Trust, Class C, 5.540%, due 12/15/26	1.6
Mondelez International, Inc., 4.660%, due 05/21/25	1.6

Material Fund Change [Text Block]
C000167202
Shareholder Report [Line Items]
Fund Name	UBS RMA Government Money Market Fund
Trading Symbol	RMGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS RMA Government Money Market Fund for the period of May 1, 2024 to April 30, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund".
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS RMA Government Money Market FundFootnote Reference1	$70	0.69%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
AssetsNet	$ 953,283,179
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 1,787,738
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$953,283,179
# of Master Fund Portfolio Holdings	76
Total Advisory Fees Paid (includes Administration Fees)	$1,787,738
Seven-day current yieldFootnote Reference1	3.67%
Seven-day effective yieldFootnote Reference1	3.74%
Weighted average maturityFootnote Reference2	19 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

Holdings [Text Block]

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	15.2%
Repurchase agreements	33.2%
U.S. treasury obligations	47.7%

Largest Holdings [Text Block]

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement., 4.370%, due 05/01/25	19.9%
JPMorgan Securities LLC Repurchase Agreement, 4.380%, due 05/01/25	8.3
U.S. Treasury Floating Rate Notes, 4.476%, due 05/01/25	3.4
U.S. Treasury Floating Rate Notes, 4.516%, due 05/01/25	2.9
U.S. Treasury Floating Rate Notes, 4.421%, due 05/01/25	2.8

Material Fund Change [Text Block]